Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	6
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/30	$816,010,000		4.62%			4.62%
Class A-1b	11/22/27	11/20/30	$75,000,000	29	SOFR30A + 0.42%	5/13/25	4.33228%	4.75%
Class B	11/22/27	11/20/30	$68,120,000		4.82%			4.82%
Class C	11/22/27	11/20/30	$40,870,000		4.99%			4.99%

Total			$1,000,000,000

Series Alloc % x Group One Available Funds								$68,919,521.68
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$68,919,521.68

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$74.28	$74.28	$0.00	$0.00		$68,919,447.40
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$68,919,447.40
Asset Representations Reviewer Fee			$38.74	$38.74	$0.00	$0.00		$68,919,408.66
Supplemental ARR Fee			$163.24	$163.24	$0.00	$0.00		$68,919,245.42
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,917,995.42
Servicing Fee			$762,850.62	$762,850.62	$0.00	$0.00		$68,155,144.80
Class A-1a Note Interest			$3,141,638.50	$3,141,638.50	$0.00	$0.00		$65,013,506.30
Class A-1b Note Interest			$287,116.92	$287,116.92	$0.00	$0.00		$64,726,389.38
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,726,389.38
Class B Note Interest			$273,615.33	$273,615.33	$0.00	$0.00		$64,452,774.05
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,452,774.05
Class C Note Interest			$169,951.08	$169,951.08	$0.00	$0.00		$64,282,822.97
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$64,282,822.97
Class R Interest			$64,282,822.97	$64,282,822.97	$0.00	$0.00		$0.00

Total			$68,919,521.68	$68,919,521.68	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b			$0.00	$0.00	$287,116.92	$0.00	$0.00	$287,116.92
Class B			$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C			$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total			$0.00	$0.00	$3,872,321.83	$0.00	$0.00	$3,872,321.83

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	$1.00	$816,010,000.00	$1.00
Class A-1b	$1,000.00	$3.83	$0.00	$3.83	$75,000,000.00	$1.00	$75,000,000.00	$1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	$1.00	$68,120,000.00	$1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	$1.00	$40,870,000.00	$1.00

Total	$1,000.00	$3.87	$0.00	$3.87	$1,000,000,000.00	$1.00	$1,000,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.